Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 12, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Robotics and Artificial Intelligence Multisector ETF (IRBO) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around August 12, 2024:

	Current	New

Fund Name	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Future AI & Tech ETF

Ticker	IRBO	ARTY

Underlying Index	NYSE FactSet Global Robotics and Artificial Intelligence Index	Morningstar® Global Artificial Intelligence Select IndexSM

Investment Objective	The Fund seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long‑term growth and innovation in robotics technologies and artificial intelligence.	The Fund seeks to track the investment results of an index composed of U.S. and non‑U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services.

Fiscal Year End	July 31	March 31
Change to the Fund’s “Principal Investment Strategies”
The first five paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus shall be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar Global Artificial Intelligence Select Index (the “Underlying Index”), which measures the performance of equity securities issued by companies with exposure to artificial intelligence (“AI”) technologies, including generative AI, AI data and infrastructure, AI software, and AI services (each an “AI subtheme”), as determined by the equity research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”).
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”), which represents approximately the top 97% of the global investable equity market capitalization. The eligible universe of securities in the Underlying Index includes the Parent Index, excluding companies in India or the People’s Republic of China and companies with average three-month trailing daily trading volume less than $2 million and float market capitalization of less than $300 million.
The Index Provider scores companies in the eligible universe on a four-point thematic exposure scale based on exposure to at least one AI subtheme and then assigns each company to one of three tiers (i.e., Tier 1, Tier 2 or Tier 3). Morningstar considers each company’s role in the AI subtheme value chain, expected net profit increase from exposure to at least one AI subtheme and the portion of revenue expected to be derived from each AI subtheme over the next five years. Companies with a score of 2 or higher on the generative AI subtheme are assigned to Tier 1, and the rest are classified as either Tier 2 or Tier 3. All companies with a score of at least 2 across any one of the three other AI subthemes (i.e., Al data and infrastructure, Al services, or Al software) are assigned to Tier 2. Companies with an aggregate score of at least 3 across all four AI subthemes are also assigned to Tier 2. All remaining companies with a non‑zero score on at least one AI subtheme are assigned to Tier 3. The Index Provider then ranks the companies to emphasize thematic purity and exposure to the generative AI subtheme according to the following ranking criteria (in descending order):
∎	Tier 1 companies are preferred over Tier 2 companies, and Tier 2 companies are preferred over Tier 3 companies.

∎	Generative AI subtheme score (highest to lowest).

∎	Aggregate score across all 4 subthemes (highest to lowest).

∎	Current index constituents are given preference.

∎	Current total market capitalization, with preference to smaller market capitalization over larger market capitalization.
Morningstar generally includes the top 50 companies in the Underlying Index, subject to adjustments for corporate actions.
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier.
The Underlying Index is rebalanced quarterly on the third Friday of March, June and September (effective the following business day) and reconstituted and rebalanced annually following the third Friday of December (effective the following business day). To remain in the Underlying Index, current constituents must have an average three-month daily trading volume of at least $1.6 million and a free-float market capitalization of at least $240 million at the annual reconstitution.
As of May 31, 2024, the Underlying Index consisted of 49 issuers from the following seven countries or regions: Canada, France, Japan, South Korea, Taiwan, the United Kingdom and the U.S. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of May 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Fund’s Principal Risks
The section entitled “Robotics & Artificial Intelligence Risk” on page S‑4 of the Summary Prospectus and the Prospectus and pages 18‑19 of the Prospectus shall be deleted in its entirety.
The following risk factor shall be added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Artificial Intelligence Technology Risk. Artificial Intelligence (“AI”) technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end‑user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Future AI & Tech ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Important Notice Regarding Change in Investment Policy and Name
iShares®
iShares Trust
Supplement dated June 12, 2024
to the currently effective Summary Prospectus, Prospectus, and Statement of Additional Information (the “SAI”) for the iShares Robotics and Artificial Intelligence Multisector ETF (IRBO) (the “Fund”)
The Board of Trustees has approved the following changes for the Fund that are expected to take effect on or around August 12, 2024:

	Current	New

Fund Name	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Future AI & Tech ETF

Ticker	IRBO	ARTY

Underlying Index	NYSE FactSet Global Robotics and Artificial Intelligence Index	Morningstar® Global Artificial Intelligence Select IndexSM

Investment Objective	The Fund seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long‑term growth and innovation in robotics technologies and artificial intelligence.	The Fund seeks to track the investment results of an index composed of U.S. and non‑U.S. companies that provide products and services that are expected to contribute to artificial intelligence (“AI”) technologies in areas including generative AI, AI data and infrastructure, AI software, and AI services.

Fiscal Year End	July 31	March 31
Change to the Fund’s “Principal Investment Strategies”
The first five paragraphs of the section entitled “Principal Investment Strategies” on pages S‑2 and S‑3 of the Summary Prospectus and Prospectus shall be deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the Morningstar Global Artificial Intelligence Select Index (the “Underlying Index”), which measures the performance of equity securities issued by companies with exposure to artificial intelligence (“AI”) technologies, including generative AI, AI data and infrastructure, AI software, and AI services (each an “AI subtheme”), as determined by the equity research team of Morningstar, Inc. (the “Index Provider” or “Morningstar”).
The Underlying Index is a subset of the Morningstar Global Markets Index (the “Parent Index”), which represents approximately the top 97% of the global investable equity market capitalization. The eligible universe of securities in the Underlying Index includes the Parent Index, excluding companies in India or the People’s Republic of China and companies with average three-month trailing daily trading volume less than $2 million and float market capitalization of less than $300 million.
The Index Provider scores companies in the eligible universe on a four-point thematic exposure scale based on exposure to at least one AI subtheme and then assigns each company to one of three tiers (i.e., Tier 1, Tier 2 or Tier 3). Morningstar considers each company’s role in the AI subtheme value chain, expected net profit increase from exposure to at least one AI subtheme and the portion of revenue expected to be derived from each AI subtheme over the next five years. Companies with a score of 2 or higher on the generative AI subtheme are assigned to Tier 1, and the rest are classified as either Tier 2 or Tier 3. All companies with a score of at least 2 across any one of the three other AI subthemes (i.e., Al data and infrastructure, Al services, or Al software) are assigned to Tier 2. Companies with an aggregate score of at least 3 across all four AI subthemes are also assigned to Tier 2. All remaining companies with a non‑zero score on at least one AI subtheme are assigned to Tier 3. The Index Provider then ranks the companies to emphasize thematic purity and exposure to the generative AI subtheme according to the following ranking criteria (in descending order):
∎	Tier 1 companies are preferred over Tier 2 companies, and Tier 2 companies are preferred over Tier 3 companies.

∎	Generative AI subtheme score (highest to lowest).

∎	Aggregate score across all 4 subthemes (highest to lowest).

∎	Current index constituents are given preference.

∎	Current total market capitalization, with preference to smaller market capitalization over larger market capitalization.
Morningstar generally includes the top 50 companies in the Underlying Index, subject to adjustments for corporate actions.
The Underlying Index is weighted by float-adjusted market capitalization; however, the aggregate weight of Tier 3 securities cannot exceed 10%, and the excess weight is redistributed proportionally to Tier 1 and Tier 2 securities. Additionally, the weight of any one Tier 1, Tier 2 or Tier 3 security, respectively, cannot exceed 6%, 3% and 3%, with the excess weight distributed proportionally within each Tier. If the aggregate weight of securities with a weight of at least 4.5% exceeds 22.5%, then Morningstar caps the weight of any one security at 6% and the sum of securities at 22.5%, with excess weight redistributed proportionally within each Tier.
The Underlying Index is rebalanced quarterly on the third Friday of March, June and September (effective the following business day) and reconstituted and rebalanced annually following the third Friday of December (effective the following business day). To remain in the Underlying Index, current constituents must have an average three-month daily trading volume of at least $1.6 million and a free-float market capitalization of at least $240 million at the annual reconstitution.
As of May 31, 2024, the Underlying Index consisted of 49 issuers from the following seven countries or regions: Canada, France, Japan, South Korea, Taiwan, the United Kingdom and the U.S. The Underlying Index includes large-, mid‑ and small-capitalization companies and may change over time. As of May 31, 2024, a significant portion of the Underlying Index is represented by securities of companies in the technology and AI industries or sectors. The components of the Underlying Index are likely to change over time.
Changes to the Fund’s Principal Risks
The section entitled “Robotics & Artificial Intelligence Risk” on page S‑4 of the Summary Prospectus and the Prospectus and pages 18‑19 of the Prospectus shall be deleted in its entirety.
The following risk factor shall be added to the section entitled “Summary of Principal Risks” in the Summary Prospectus and the Prospectus:
Artificial Intelligence Technology Risk. Artificial Intelligence (“AI”) technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that such AI utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error – potentially materially so – and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of the AI technology. Companies involved in, or exposed to, artificial intelligence-related businesses may have limited product lines, markets, financial resources or personnel. These companies face intense competition and potentially rapid product obsolescence, and many depend significantly on retaining and growing the consumer base of their respective products and services. Many of these companies are also reliant on the end‑user demand of products and services in various industries that may in part utilize artificial intelligence. Further, many companies involved in, or exposed to, artificial intelligence-related businesses may be substantially exposed to the market and business risks of other industries or sectors, and the Fund may be adversely affected by negative developments impacting those companies, industries or sectors.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.